Investments in Unconsolidated Real Estate Ventures - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 30, 2024 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2026 CAD ($)	Feb. 20, 2026 CAD ($)	Feb. 19, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Sep. 03, 2024 CAD ($)
Schedule Of Equity Method Investments [Line Items]
Net aggregate loss from equity in loss		$ 0.7	$ 0.4	$ 1.6	$ 0.6	$ 2.1	$ 0.0
SmartCentres Financing | Master Mortgage Commitment Agreement
Schedule Of Equity Method Investments [Line Items]
Maturity Date										May 11, 2027
Debt instrument face amount	$ 95.5
Line of credit facility, increase (decrease)	120.0
Initial drawn amount	$ 21.8								$ 8.7	$ 17.5		$ 46.3
Line of credit facility, outstanding								$ 116.2			$ 90.7
Debt instrument, description of variable rate basis				(i) the Adjusted Daily Compounded Canadian Overnight Repo Rate Average (“CORRA”), plus: (ii) an adjusted Daily Compounded CORRA adjustment of approximately 0.30%, plus (iii) a margin based on the External Credit Rating, plus (iv) a margin under the Senior Credit Facility, each as defined and described further in the MMCA.		(i) the Adjusted Daily Compounded Canadian Overnight Repo Rate Average (“CORRA”), plus: (ii) an adjusted Daily Compounded CORRA adjustment of approximately 0.30%, plus (iii) a margin based on the External Credit Rating, plus (iv) a margin under the Senior Credit Facility, each as defined and described further in the MMCA.
Total interest rate								5.26%			5.24%
Maximum loan to value ratio with respect to each JV property	70.00%
Percentage of guaranteed debt	50.00%
SmartCentres Financing | Subsequent Event | Master Mortgage Commitment Agreement
Schedule Of Equity Method Investments [Line Items]
Maturity Date										May 11, 2027
Initial drawn amount									$ 8.7	$ 17.5
Line of credit facility, outstanding										$ 109.1
CORRA | SmartCentres Financing | Master Mortgage Commitment Agreement
Schedule Of Equity Method Investments [Line Items]
Applicable interest rate	0.30%